Significant Accounting Policies (Policies) - The Magna Group of Companies Retirement Savings Plans	12 Months Ended
Dec. 31, 2025
Significant Accounting Policies
Basis of Financial Statements	Basis of Financial Statements The accompanying financial statements have been prepared under the accrual basis of accounting.
Subsequent Events	Subsequent Events Subsequent events have been evaluated by management through June 25, 2026, the date these financial statements were available to be issued.
Use of Estimates

Use of Estimates

The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

Risks and Uncertainties

Risks and Uncertainties

The Plan invests in various investment securities. Investment securities are exposed to various risks, such as interest rate, market and credit risks. Due to the level of risk associated with certain investment securities, it is at least reasonably possible that changes in the values of investment securities will occur in the near term and that such changes could materially affect participants’ account balances and the amounts reported in the statements of net assets available for benefits.

Investment Valuation and Income Recognition

Investment Valuation and Income Recognition

All Plan investments are stated at fair value. Fair value is the price that would be received to sell an asset (an exit price) in the principal or most advantageous market for the asset in an orderly transaction between market participants on the measurement date. The Plan’s management determines the Plan’s valuation policies utilizing information provided by the investment advisors, Plan trustee and custodian. See Note 3 for discussion of fair value measurements.

Purchases and sales of securities are recorded on a trade date basis. Interest income is recorded on the accrual basis. Dividends are recorded on the ex-dividend date. Net appreciation (depreciation) includes the Plan’s gains and losses on investments bought and sold as well as held during the year.

Contributions

Contributions

Participant contributions are recorded in the period that payroll deductions are made from participants. Employer contributions are recorded in the period to which they relate, as designated by Magna’s management.

Notes Receivable from Participants

Notes Receivable from Participants

Participant loans are classified as notes receivable from participants and are measured at the unpaid principal balance plus unpaid accrued interest. Defaulted loans, if any, are reclassified as distributions based upon the terms of the Plan Document.

Concentration of Investments

Concentration of Investments

Included in investments at December 31, 2025 and 2024 are shares of the Employer’s securities amounting to $274 and $231 million, respectively. This investment represents 10% of total investments at both December 31, 2025 and 2024, respectively. A significant decline in the market value of the Employer’s securities would significantly affect the net assets available for benefits.

Payment of Benefits	Payment of Benefits Benefits are recorded when paid.